CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES
CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES
NOTE 3: -	CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

	December 31,
	2025	2024
Cash, cash equivalents and restricted cash:

Cash	$69,019	$31,122
Short-term deposits	—	1,400
Restricted cash (included within prepaid expenses and other current assets)	70	7
Money market funds	333,190	17,818
Total cash, cash equivalents and restricted cash	402,279	50,347

Short-term deposits	—	48,000
Marketable securities	373,741	70,711

Total cash and cash equivalents, restricted cash, short-term deposits and marketable securities	$776,020	$169,058

NOTE 3: -	CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Cont.)

The following table classifies the Company’s marketable securities by contractual maturity as of December 31, 2025:

	Amortized
	Cost	Fair Value
Contractual maturity year:
Within one year	$10,914	$11,170
After one year through five years	358,724	362,571
Total	$369,638	$373,741

As of December 31, 2025 and 2024, interest receivable is $4,980 and $2,675, respectively and is included within prepaid expenses and other current assets on the consolidated balance sheets.

As of December 31, 2025 and 2024, no continuous unrealized losses for 12 months or greater were identified.

As of December 31, 2025, the amortized cost and fair value of marketable securities were as follows:

	December 31, 2025
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Government bonds	$7,761	$214	$—	$7,975
Corporate bonds	361,877	4,145	(256)	365,766
Total	$369,638	$4,359	$(256)	$373,741

As of December 31, 2024, the amortized cost and fair value of marketable securities were as follows:

	December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Government bonds	$8,939	$24	$(72)	$8,891
Corporate bonds	61,293	914	(387)	61,820
Total	$70,232	$938	$(459)	$70,711